Quarterly Holdings Report
for
Fidelity® OTC K6 Portfolio
October 31, 2021
OTC-K6-NPRT1-1221
1.9893894.102
Common Stocks - 99.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 24.1%
Entertainment - 2.6%
Activision Blizzard, Inc.	58,622	4,583,654
Electronic Arts, Inc.	179	25,105
NetEase, Inc. ADR	1,186	115,742
Netflix, Inc. (a)	77,834	53,729,589
Spotify Technology SA (a)	5,853	1,693,858
Take-Two Interactive Software, Inc. (a)	1,722	311,682
The Walt Disney Co. (a)	78,445	13,262,696
		73,722,326
Interactive Media & Services - 21.5%
Alphabet, Inc.:
Class A (a)	90,314	267,412,529
Class C (a)	28,380	84,158,336
Match Group, Inc. (a)	168,095	25,345,364
Meta Platforms, Inc. Class A (a)	332,431	107,564,699
Snap, Inc. Class A (a)	498,756	26,224,590
Tencent Holdings Ltd.	16,255	988,788
Tencent Holdings Ltd. sponsored ADR (b)	515,340	31,327,519
Twitter, Inc. (a)	897,368	48,045,083
Vimeo, Inc. (a)	25,821	870,942
Yandex NV Series A (a)	260,893	21,612,376
		613,550,226
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. (a)	5,647	649,574
TOTAL COMMUNICATION SERVICES		687,922,126
CONSUMER DISCRETIONARY - 16.7%
Automobiles - 0.9%
Tesla, Inc. (a)	24,500	27,293,000
Hotels, Restaurants & Leisure - 1.2%
Airbnb, Inc. Class A	108,744	18,558,251
Churchill Downs, Inc.	57,362	13,193,260
Marriott International, Inc. Class A (a)	4,339	694,327
Wynn Resorts Ltd. (a)	12,665	1,137,317
		33,583,155
Household Durables - 0.5%
Lennar Corp. Class A	133,905	13,381,127
Internet & Direct Marketing Retail - 10.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	65,120	10,740,893
Amazon.com, Inc. (a)	63,081	212,736,257
ContextLogic, Inc. (b)	17,897	91,275
Deliveroo PLC Class A (a)(b)(c)	2,033,375	7,521,842
Etsy, Inc. (a)	34,819	8,728,775
Farfetch Ltd. Class A (a)	178,319	6,991,888
Global-e Online Ltd. (a)	102,119	5,908,605
Meituan Class B (a)(c)	657,100	22,360,220
MercadoLibre, Inc. (a)	7,368	10,912,155
Pinduoduo, Inc. ADR (a)	182,160	16,197,667
thredUP, Inc. (a)	7,765	168,035
Zomato Ltd. (d)	368,500	549,726
		302,907,338
Multiline Retail - 0.1%
Dollar Tree, Inc. (a)	26,917	2,900,576
Specialty Retail - 1.5%
Five Below, Inc. (a)	97,213	19,180,125
Lowe's Companies, Inc.	99,109	23,173,666
		42,353,791
Textiles, Apparel & Luxury Goods - 1.9%
Kontoor Brands, Inc.	488	25,864
lululemon athletica, Inc. (a)	75,013	34,956,808
LVMH Moet Hennessy Louis Vuitton SE	24,350	19,093,363
		54,076,035
TOTAL CONSUMER DISCRETIONARY		476,495,022
CONSUMER STAPLES - 1.1%
Beverages - 0.9%
Diageo PLC	240,579	11,969,212
Monster Beverage Corp. (a)	169,324	14,392,540
		26,361,752
Food & Staples Retailing - 0.2%
Costco Wholesale Corp.	11,653	5,727,916
TOTAL CONSUMER STAPLES		32,089,668
ENERGY - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Cenovus Energy, Inc. (Canada)	12,733	152,269
Diamondback Energy, Inc.	63,500	6,806,565
EOG Resources, Inc.	1,014	93,754
Hess Corp.	72,484	5,985,004
Reliance Industries Ltd.	1,186,000	40,130,645
Reliance Industries Ltd.	26,413	670,394
Reliance Industries Ltd. sponsored GDR (c)	165,730	11,269,640
		65,108,271
FINANCIALS - 2.9%
Banks - 2.2%
Fifth Third Bancorp	424,896	18,495,723
Huntington Bancshares, Inc.	1,645,383	25,898,328
Signature Bank	52,765	15,714,472
Wintrust Financial Corp.	29,138	2,578,713
		62,687,236
Capital Markets - 0.7%
Coinbase Global, Inc. (a)(b)	21,948	7,010,630
S&P Global, Inc.	27,792	13,177,855
		20,188,485
TOTAL FINANCIALS		82,875,721
HEALTH CARE - 7.2%
Biotechnology - 2.6%
Alnylam Pharmaceuticals, Inc. (a)	86,922	13,869,274
Amgen, Inc.	8,832	1,827,959
Arcutis Biotherapeutics, Inc. (a)	44,205	936,262
Ascendis Pharma A/S sponsored ADR (a)	22,715	3,443,821
ChemoCentryx, Inc. (a)	20,440	711,516
GenSight Biologics SA (a)	16,325	133,234
Ionis Pharmaceuticals, Inc. (a)	2,477	78,942
Neurocrine Biosciences, Inc. (a)	61,091	6,439,602
Regeneron Pharmaceuticals, Inc. (a)	50,329	32,207,540
Relay Therapeutics, Inc. (a)	234,220	7,787,815
Trevena, Inc. (a)(b)	34,332	34,675
Vertex Pharmaceuticals, Inc. (a)	18,619	3,443,212
Xencor, Inc. (a)	105,388	4,169,149
		75,083,001
Health Care Equipment & Supplies - 1.8%
DexCom, Inc. (a)	39,265	24,470,341
Figs, Inc. Class A (a)(b)	4,073	136,894
Insulet Corp. (a)	63,630	19,726,573
Intuitive Surgical, Inc. (a)	14,517	5,242,524
Neuronetics, Inc. (a)	2,974	15,465
Outset Medical, Inc. (a)	3,243	172,755
Pulmonx Corp.	3,042	118,425
Tandem Diabetes Care, Inc. (a)	17,641	2,404,998
		52,287,975
Health Care Providers & Services - 0.8%
agilon health, Inc. (a)	38,967	954,692
Cigna Corp.	7,153	1,527,952
Guardant Health, Inc. (a)	89,075	10,403,069
Humana, Inc.	23,293	10,788,386
		23,674,099
Health Care Technology - 0.1%
Castlight Health, Inc. Class B (a)	3,567	6,421
Certara, Inc.	21,971	907,622
		914,043
Life Sciences Tools & Services - 1.6%
10X Genomics, Inc. (a)	82,834	13,358,639
Bruker Corp.	212,669	17,077,321
Nanostring Technologies, Inc. (a)	228,132	11,018,776
Olink Holding AB ADR (a)	84,628	2,721,636
Seer, Inc.	45,925	1,695,551
		45,871,923
Pharmaceuticals - 0.3%
AstraZeneca PLC sponsored ADR	139,023	8,672,255
Elanco Animal Health, Inc. (a)	6,812	223,979
TherapeuticsMD, Inc. (a)	26,393	19,214
		8,915,448
TOTAL HEALTH CARE		206,746,489
INDUSTRIALS - 2.1%
Airlines - 0.3%
Copa Holdings SA Class A (a)(b)	100,261	7,415,304
Commercial Services & Supplies - 0.2%
Copart, Inc. (a)	28,118	4,366,444
Electrical Equipment - 0.0%
Array Technologies, Inc.	17,877	381,674
Professional Services - 0.8%
Verisk Analytics, Inc.	112,439	23,642,549
Road & Rail - 0.8%
CSX Corp.	66,366	2,400,458
Lyft, Inc. (a)	245,136	11,244,388
Uber Technologies, Inc. (a)	230,277	10,090,738
		23,735,584
TOTAL INDUSTRIALS		59,541,555
INFORMATION TECHNOLOGY - 42.5%
IT Services - 4.2%
Gartner, Inc. (a)	106,452	35,332,483
MasterCard, Inc. Class A	61,960	20,788,819
MongoDB, Inc. Class A (a)	27,624	14,400,115
PayPal Holdings, Inc. (a)	80,072	18,623,946
Square, Inc. (a)	30,524	7,768,358
Twilio, Inc. Class A (a)	45,197	13,168,598
Visa, Inc. Class A	4,175	884,140
Wix.com Ltd. (a)	55,794	10,375,452
		121,341,911
Semiconductors & Semiconductor Equipment - 9.4%
Analog Devices, Inc.	24,621	4,271,497
Applied Materials, Inc.	126,552	17,293,331
ASML Holding NV	38,717	31,472,275
Lam Research Corp.	34,330	19,347,358
Marvell Technology, Inc.	936,245	64,132,783
NVIDIA Corp.	433,013	110,708,434
NXP Semiconductors NV	17,964	3,608,249
Skyworks Solutions, Inc.	8,492	1,419,268
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	135,984	15,461,381
		267,714,576
Software - 19.2%
Adobe, Inc. (a)	58,879	38,292,546
ANSYS, Inc. (a)	17,160	6,513,593
Aspen Technology, Inc. (a)	99,703	15,622,463
Autodesk, Inc. (a)	35,207	11,182,095
Blend Labs, Inc.	16,081	233,175
Cadence Design Systems, Inc. (a)	104,842	18,149,199
Dropbox, Inc. Class A (a)	21,955	669,408
Duck Creek Technologies, Inc. (a)	1,932	60,858
Dynatrace, Inc. (a)	3,350	251,250
Elastic NV (a)	113,474	19,688,874
Epic Games, Inc. (a)(d)(e)	5,200	4,412,252
Intuit, Inc.	42,413	26,550,114
Manhattan Associates, Inc. (a)	16,191	2,939,314
Microsoft Corp.	1,032,025	342,240,128
Procore Technologies, Inc. (a)	2,435	222,681
Salesforce.com, Inc. (a)	105,671	31,668,542
Stripe, Inc. Class B (a)(d)(e)	7,800	312,975
Synopsys, Inc. (a)	65,683	21,884,262
Workday, Inc. Class A (a)	6,443	1,868,341
Zoom Video Communications, Inc. Class A (a)	16,190	4,446,584
		547,208,654
Technology Hardware, Storage & Peripherals - 9.7%
Apple, Inc.	1,846,337	276,581,283
Western Digital Corp. (a)	28,346	1,482,212
		278,063,495
TOTAL INFORMATION TECHNOLOGY		1,214,328,636
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Equinix, Inc.	4,246	3,554,199
Real Estate Management & Development - 0.1%
KE Holdings, Inc. ADR (a)	69,589	1,267,912
TOTAL REAL ESTATE		4,822,111
TOTAL COMMON STOCKS (Cost $2,055,909,158)		2,829,929,599

Preferred Stocks - 0.4%
	Shares	Value ($)
Convertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.3%
Internet & Direct Marketing Retail - 0.3%
Reddit, Inc.:
Series E(d)(e)	2,900	179,204
Series F(d)(e)	108,712	6,717,793
		6,896,997
Textiles, Apparel & Luxury Goods - 0.0%
Discord, Inc. Series I (d)(e)	300	165,187

TOTAL CONSUMER DISCRETIONARY		7,062,184

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
ByteDance Ltd. Series E1 (d)(e)	8,180	1,016,938

Semiconductors & Semiconductor Equipment - 0.0%
Tenstorrent, Inc. Series C1 (d)(e)	3,400	202,145

Software - 0.0%
Stripe, Inc. Series H (d)(e)	3,000	120,375

TOTAL INFORMATION TECHNOLOGY		1,339,458

TOTAL CONVERTIBLE PREFERRED STOCKS		8,401,642
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Waymo LLC:
Series A2(a)(d)(e)	2,467	226,278
Series B2(d)(e)	15,200	1,394,174
		1,620,452
TOTAL PREFERRED STOCKS (Cost $9,831,000)		10,022,094

Preferred Securities - 0.1%
	Principal Amount (f)	Value ($)
CONSUMER DISCRETIONARY - 0.1%
Internet & Direct Marketing Retail - 0.1%
Circle Internet Financial Ltd. 0% (d)(g)	1,758,000	2,182,842
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Tenstorrent, Inc. 0% (d)(e)(g)	190,000	190,000
TOTAL PREFERRED SECURITIES (Cost $1,948,000)		2,372,842

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (h)	4,483,156	4,484,053
Fidelity Securities Lending Cash Central Fund 0.06% (h)(i)	41,156,350	41,160,466
TOTAL MONEY MARKET FUNDS (Cost $45,644,519)		45,644,519

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $2,113,332,677)	2,887,969,054
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(33,708,535)
NET ASSETS - 100.0%	2,854,260,519

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,151,702 or 1.4% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,669,889 or 0.6% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	896,317
Circle Internet Financial Ltd. 0%	5/11/21	1,758,000
Discord, Inc. Series I	9/15/21	165,187
Epic Games, Inc.	7/13/20 - 3/29/21	4,292,000
Reddit, Inc. Series E	5/18/21	123,175
Reddit, Inc. Series F	8/11/21	6,717,793
Stripe, Inc. Class B	5/18/21	313,001
Stripe, Inc. Series H	3/15/21	120,375
Tenstorrent, Inc. Series C1	4/23/21	202,145
Tenstorrent, Inc. 0%	4/23/21	190,000
Waymo LLC Series A2	5/08/20	211,834
Waymo LLC Series B2	6/11/21	1,394,174
Zomato Ltd.	12/09/20 - 2/05/21	225,144

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	7,857,015	121,868,626	125,241,588	770	-	-	4,484,053	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	24,430,254	294,576,268	277,846,056	55,228	-	-	41,160,466	0.1%
Total	32,287,269	416,444,894	403,087,644	55,998	-	-	45,644,519

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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